WARRANT LIABILITY (Details) - Warrants [Member] - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Statement [Line Items]
Balance At Beginning Of The Year	$ 741,000	$ 2,295,000
Warrants Issued	2,240,000	0
Fair Value Adjustment	(2,395,000)	(1,581,000)
Effect Of Movement In Exchange Rates	(111,000)	27,000
Balance At End Of The Year	$ 475,000	$ 741,000